REVENUE (Schedule of Disaggregated revenue information) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | ¥		¥ 6,867	¥ 1,403
USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | $	$ 972
Sale of copper ores [Member] | Type of goods [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | ¥		6,867	1,403
Sale of copper ores [Member] | Type of goods [Member] | USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | $	972
Mainland China [Member] | Geographic market [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | ¥		6,867	1,403
Mainland China [Member] | USD [Member] | Geographic market [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | $	972
Goods transferred at a point in time [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | ¥		¥ 6,867	¥ 1,403
Goods transferred at a point in time [Member] | USD [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | $	$ 972